Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income tax	¥ (311,782)	$ (43,915)	¥ (177,872)	¥ (1,441,913)
Income tax benefit computed at an applicable tax rate of 25%	(77,946)		(44,468)	(360,478)
Effect of non-deductible expenses	1,516		6,980	5,083
Effect of research and development expenses super deduction	(12,316)		(6,698)	(19,199)
Effect of preferential tax rate	16,326		28,615	50,248
Effect on tax rates in different tax jurisdictions	574		3,596	17,854
Change in valuation allowance	71,846		11,975	306,492
Income tax expense	¥ 0		¥ 0	¥ 0